Income Taxes	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Income Taxes
29. INCOME TAXES

Components of Income Tax Expense

	2024	2023
Current tax expense (recovery)
Recognized in profit or loss in current year	$245.3	$132.7
Adjustments recognized in the current year with respect to prior years	46.0	0.2
	291.3	132.9
Deferred tax expense (recovery)
Deferred tax expense (recovery) recognized in the current year	42.4	(101.7)
Adjustments recognized in the current year with respect to prior years	(2.4)	3.4
Impact of tax rate changes	0.5	—
Derecognition of previously recognized deferred tax assets	18.3	3.7
Benefit from previously unrecognized losses, and other temporary differences	(12.9)	—
Impact of impairments on deferred tax assets and liabilities	—	(3.4)
Increase (decrease) in deferred tax liabilities due to tax impact of net realizable adjustments to inventories	(18.2)	11.2
	27.7	(86.8)
Income tax expense	$319.0	$46.1
Reconciliation of Effective Income Tax Rate

	2024	2023
Earnings (loss) before taxes and non-controlling interest	$431.7	$(58.8)
Statutory Canadian income tax rate	27.00%	27.00%
Income tax expense (recovery) based on above rates	$116.6	$(15.9)
Increase (decrease) due to:
Non-deductible expenditures	13.8	3.2
Foreign tax rate differences	(18.7)	2.7
Change in net deferred tax assets not recognized	34.8	66.3
Effect of other taxes paid (mining and withholding)	45.7	22.1
Effect of foreign exchange on tax expense	71.1	(36.0)
Non-taxable impact of foreign exchange	(6.8)	3.8
Change in non-deductible portion of reclamation liabilities	20.5	1.9
Change in income tax expense related to prior years	40.5	—
Changes to opening temporary differences	7.7	3.9
Impact of inflation	(4.6)	(7.4)
Other	(1.6)	1.5
Income tax expense	$319.0	$46.1
Income tax expense differs from the amounts that would result from applying the Canadian federal and provincial income tax rates to earnings before income tax. These differences result from the items shown on the table above, which result in an income tax expense that varies considerably from the comparable period. The factors that have affected the effective tax rate for the year ended December 31, 2024 and the comparable period of 2023 were changes in the recognition of certain deferred tax assets (primarily related to the prior year's impairment of Morococha and the Shahuindo plant), foreign exchange fluctuations, mining taxes paid, and withholding taxes on payments from foreign subsidiaries.
In October 2024, the Company reached a conclusive agreement with the Mexican tax authorities (the "SAT") to resolve specific disputed items related to income tax filings for the years 2016 through 2022 which were identified upon completion of certain SAT audits (the “Settlement”). As a result, $45.9 million, including $16.3 million in interest charges, was paid to the SAT in October 2024. During the year ended December 31, 2024, the Company recorded a $40.5 million income tax expense, net of a $5.4 million deferred income tax recovery relating to certain deductible items. The Company did not incur any penalties in connection with the Settlement.
Continuity of deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the Consolidated Financial Statements:

	2024	2023
Net deferred tax liabilities, beginning of year	$(461.2)	$(84.4)
Recognized in net earnings in the year	(27.7)	86.8
Initial deferred tax liability associated with the Yamana Acquisition (Note 8)	—	(881.2)
Disposition of mining properties (Note 9)	11.7	419.3
Recognized in other comprehensive income (loss) in year (1)	—	(0.5)
Other	—	(1.2)
Net deferred liabilities, end of year	(477.2)	(461.2)
Deferred tax assets	44.5	80.4
Deferred tax liabilities	(521.7)	(541.6)
Net deferred tax liabilities	$(477.2)	$(461.2)
(1)Deferred tax impact related to unrealized loss on long-term investment (see Note 10(c)).
Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences, as detailed below:

	2024	2023
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$13.1	$33.9
Tax losses, resource pools and mining tax credits	109.4	84.6
Mineral properties, plant, and equipment	(630.1)	(636.0)
Other temporary differences and provisions	30.4	56.3
Net deferred tax liabilities	$(477.2)	$(461.2)
At December 31, 2024, the net deferred tax liabilities above included the deferred tax assets of $109.4 million, which includes the benefits from tax losses ($52.0 million) and resource pools ($57.4 million). The increase in these deferred tax assets was mainly due to the recognition of previously unbenefited tax attributes for Minera Florida, and to offset the deferred tax liability generated by the net smelter return that was received as consideration on the sale of La Arena. These losses will begin to expire after the 2026 year-end, if unused.
At December 31, 2023, the net deferred tax liabilities above included the deferred tax asset of $84.6 million, which includes the benefits from tax losses ($34.8 million) and resource pools ($49.8 million). An insignificant amount of the losses expired at the end of the 2024 year-end ($0.4 million), with the majority of the losses set to expire after the 2026 year-end, if unused.
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2024	2023
Operating tax loss	$1,360.3	$1,236.6
Net capital tax loss	32.2	36.5
Resource pools and other tax credits (1)	135.7	174.7
Mineral properties, plant, and equipment	207.7	314.2
Closure and decommissioning costs	239.6	297.6
Other temporary differences	365.2	211.1
	$2,340.7	$2,270.7
(1)Includes tax credits which will begin to expire after 2027 year end, if unused.
Included in the above amounts are operating tax losses, which if not utilized will expire as follows:

At December 31, 2024
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2025	$—	$2.3	$—	$0.2	$4.7	$—	$—	$—	$—	$7.2
2026	—	0.4	—	—	2.5	—	—	—	—	2.9
2027 – and after	888.3	115.3	0.6	38.2	25.3	150.5	64.4	59.3	8.3	1,350.2
Total tax losses	$888.3	$118.0	$0.6	$38.4	$32.5	$150.5	$64.4	$59.3	$8.3	$1,360.3

At December 31, 2023
	Canada	US	Peru	Mexico	Barbados	Argentina	Chile	Brazil	Netherlands	Total
2024	$—	$15.5	$0.3	$0.3	$—	$—	$—	$—	$—	$16.1
2025	—	9.7	—	0.6	4.7	5.4	—	—	—	20.4
2026 – and after	695.2	146.1	0.4	2.2	20.9	95.1	146.6	88.2	5.4	1,200.1
Total tax losses	$695.2	$171.3	$0.7	$3.1	$25.6	$100.5	$146.6	$88.2	$5.4	$1,236.6